UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2010
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:
Suncoast Equity Management
Address:
5550 W Executive Dr

Suite 320

Tampa, FL 33609

13F File Number:
28-11066
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Sean Wright

Title:
Director of Operations

Phone:
813-963-0502

Sean Wright
Tampa, Fl
May 11, 2010




Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
0
Form 13F Information Table Value Total:
0


List of Other Included Managers:





No.  13F File Number
Name



	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL SOLE
------------------------------ --------------   --------- -------- -------- --- ---- ----
GOOGLE                         COM              38259P508     4953     8734 SH       SOLE
GILEAD SCI                     COM              375558103     2729    60035 SH       SOLE
APPLE INC                      COM              037833100     3145    13384 SH       SOLE
BERKSHIRE HATHAWAY B           COM              084670207     6300    78455 SH       SOLE
COLGATE PALMOLIVE              COM              194162103     5080    59592 SH       SOLE
HARRIS STRATEX                 COM              41457p106        2      269 SH       SOLE
HEWLETT PACK                   COM		428236103     6122   115195 SH       SOLE
BAXTER INT                     COM              071813109     4790    82315 SH       SOLE
HARRIS CORP                    COM              413875105     3738    78730 SH       SOLE
GENERAL DYNAMICS               COM              369550108     4113    53285 SH       SOLE
ABBOTT LABS                    COM              002824100     2794    53055 SH       SOLE
MICROSOFT                      COM              594918104     5506   188007 SH       SOLE
PATTERSON INC                  COM              703395103     1897    61112 SH       SOLE
GRAINGER                       COM              384802104     2106    19485 SH       SOLE
ST JUDE 14                     NOTE             790849AE3       61    60000 PRN      SOLE
VARIAN MED 		       COM              92220P105     1938    35040 SH       SOLE
AUTO DATA PROC                 COM              053015103     4472   100580 SH       SOLE
BECTON DICKINSON               COM              075887109     3002    38132 SH       SOLE
PEPSICO INC                    COM              713448108     5223    78954 SH       SOLE
NIKE CL B                      COM              654106103     3227    43905 SH       SOLE
APPLE INC                      COM              037833100     1502     7131 SH       SOLE
CHECK POINT                    COM	        M22465104     1745    49775 SH       SOLE
MCKESSON CORP                  COM              58155Q103     3543    53920 SH       SOLE
LAB CORP OF AMERICA            COM              50540R409      120     1590 SH       SOLE
ACCENTURE LTD                  COM              G1151C101     2987    71205 SH       SOLE
COCA COLA                      COM              191216100      140     2545 SH       SOLE
COMCAST CORP                   COM              20030N101        9      485 SH       SOLE
NOVO NORD                      COM              670100205     2000    25940 SH       SOLE
HEINEKEN NV ADR                COM              423012202      101     3955 SH       SOLE
JOHNSON & JOHNSON              COM              478160104       78     1202 SH       SOLE
3M CORP                        COM              88579Y101      144     1735 SH       SOLE
BERKSHIRE 13                   NOTE             084664BD2       74    70000 PRN      SOLE
PROCTOR & GAMBLE               COM              742718109       88     1465 SH       SOLE
ST JUDE MED                    COM              790849103       82     2010 SH       SOLE
TOTAL SYSTEM SERVICES          COM              891906109       52     3340 SH       SOLE
WAL-MART STORES                COM              931142103       81     1470 SH       SOLE
KRAFT FOODS 17                 NOTE             50075NAS3       61    55000 PRN      SOLE
KRAFT FOODS 11                 NOTE             50075NAB0       42    40000 PRN      SOLE
PEPSICO 12                     NOTE             713448BF4      102    95000 PRN      SOLE
PACCAR 14                      NOTE             69373UAA5       22    20000 PRN      SOLE
PHILLIP MORRIS 13              NOTE             718172AB5        6     6000 PRN      SOLE
WAL-MART STORES 13             NOTE             931142AS2       80    70000 PRN      SOLE
AMERICAN EXPRESS 13            NOTE             025816AQ2       36    35000 PRN      SOLE
ABBOTT LABS 14                 NOTE             002824AQ3       74    70000 PRN      SOLE
FED NATL MTG 14                NOTE             31359MWJ8       92    85000 PRN      SOLE
PROC GAM 14                    NOTE             742718DL0       43    40000 PRN      SOLE
US T NOTE TIPS                 NOTE             912828GD6       40    35000 PRN      SOLE